Related Party Transactions - Additional Information (Details) - USD ($)			2 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 18, 2021	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2023	Oct. 21, 2021
Related Party Transactions
Outstanding balance of related party loans				$ 276,495		$ 276,495
Proceeds from issuance of promissory note						981,460
Debt instrument, maturity date									Feb. 15, 2023
Chief Executive Officer
Related Party Transactions
Debt instrument, face amount									$ 600,000
Debt instrument, interest rate during period									10.00%
Debt instrument, maturity date									Feb. 15, 2023
Debt instrument, convertible, conversion price									$ 0.01
Chief Executive Officer | Maximum
Related Party Transactions
Debt instrument, interest rate during period									12.00%
Sponsor
Related Party Transactions
Working capital			$ 1,000,000
Proceeds from related party debt						25,000			$ 25,000
Business Combination Agreement
Related Party Transactions
Consideration of sale of stock for business acquisition			$ 0
Business Combination Agreement | Maximum
Related Party Transactions
Founder shares granted			500,000
Promissory note with related party
Related Party Transactions
Repayment of promissory note - related party	$ 323,190
Administrative service fee					$ 30,000		$ 60,000	$ 24,516	120,000
Unsecured Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note				400,000		400,000						$ 400,000
Outstanding balance of related party loans	$ 0			0		0		0	0	$ 0
Administrative support agreement
Related Party Transactions
Expenses per month		$ 10,000
Accrued administrative fee expense						51,356			21,356	$ 24,516
Administrative service fee				30,000		60,000
Administrative support agreement | Lawson Gow
Related Party Transactions
Administrative service fee paid						100,000		$ 100,000
Related party loans
Related Party Transactions
Outstanding balance of related party loans				0		0			0
Loan conversion agreement warrant				$ 1,000,000		$ 1,000,000			$ 1,000,000
Conversion of notes, units issued						100,000			100,000
Founder shares granted			$ 1,000,000
Related party loans | Working capital loans warrant
Related Party Transactions
Price of warrant				$ 10.00		$ 10.00			$ 10.00
Promissory Notes | Sponsor
Related Party Transactions
Working capital			$ 1,000,000
Founder shares granted			165,598
Duration of right to extend repayment			12 months
Proceeds from issuance of promissory note						$ 981,460
Proceeds from issuance of notes						$ 911,167
Multiple Lenders
Related Party Transactions
Founder shares granted											300,000
Multiple Lenders | Business Combination Agreement
Related Party Transactions
Founder shares granted											165,598